RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Right of use assets	¥ 7,925,930		$ 1,227,332	¥ 2,549,914
Operating Lease, liabilities	7,018,933		1,086,883	2,539,064	$ 1,086,883
Monthly Payment [Member]
Related Party Transaction [Line Items]
Annual rental expense	1,280,000	$ 200,000
Related Party
Related Party Transaction [Line Items]
Right of use assets	352,775		54,627	803,503
Operating Lease, liabilities	352,775		$ 54,627	¥ 803,503
Related Party | Monthly Payment [Member]
Related Party Transaction [Line Items]
Annual rental expense	¥ 106,667